FINANCE LEASES - Changes in Lease Obligations (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Changes In Finance Lease Liability [Roll Forward]
Beginning balance	$ 127,730	$ 151,205
Additions	0	0
Repayments	(29,059)	(32,237)
Interest expense on obligations under finance lease	7,304	8,762
Ending balance	105,975	127,730
Current portion	18,387	21,755
Non-current portion	$ 87,588	$ 105,975